1998 Semiannual Report


                             Centennial
                             Tax Exempt
                             Trust


                             December 31, 1998

Dear Shareholder:

When international markets become unsteady, investors around the world often look to U.S. government securities for safety and security. That clearly took place in much of 1998, as Asia's financial crisis continued to form a backdrop to the global economy. At various times during the year, demand for Treasury bills surged, boosting prices and reducing yields, particularly in late summer as Russia's economy weakened.

With a global recession looming, the Federal Reserve Board went into action. In the fall, the Fed cut short-term interest rates three times to stimulate the U.S. economy, and dozens of central banks around the world followed suit. While these actions invigorated the U.S. stock market in particular, money market instruments, including tax-exempt issues in the Centennial Tax Exempt Trust, tended to offer lower yields as a result. However, because the demand for taxable Treasury bills was so high, causing T-bill prices to surge and their yields to plunge, T-bill yields weren't much higher than tax-exempts during the second half of the year. In fact, when taxes are taken into account, tax-exempt securities were particularly attractive in comparison.

For the six-month period that ended December 31, 1998, the Trust provided a compounded annual yield of 2.73%. Without compounding, the corresponding yield was 2.70%. For investors in the 36% federal tax bracket, this is equivalent to a taxable yield of 4.27% and 4.22%, with and without compounding, respectively. The seven-day annualized yields, with and without compounding, on December 31, 1998, were 2.78% and 2.74%, respectively.(1) It is important to remember that an investment in the Trust is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Trust will be able to maintain a stable $1.00 share price in the future.

During the last six-month period, we focused on non-callable rather than callable securities. Non-callable securities, which cannot be prematurely repaid by the issuer, earn higher returns in the portfolio. In a period of declining interest rates, a non-callable structure is particularly valuable. Otherwise, the issuer would be able to repay the security, and we would have to reinvest the money at lower yields. With inflation throughout the world extremely low by historical standards, and economic growth sluggish, we believe that interest rates are likely to decline further.


1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

As we move into 1999, we will continue to monitor interest rates, the various municipal economies and the credit quality of the securities in the portfolio. To the extent that we purchase securities backed by banking institutions, we have been careful to avoid banks that have heavy exposure to Asia. Indeed, all of the banks guaranteeing securities in the portfolio carry very high ratings by national credit rating agencies. Although we will continue to search for tax-exempt yield, we will always keep in mind your objectives of safety and liquidity.

Thank you for your confidence in Centennial Tax Exempt Trust. We look forward to helping you reach your investment goals of safety, liquidity and attractive yield.

Sincerely,


/s/ James C. Swain

James C. Swain
Chairman
Centennial Tax Exempt Trust


/s/ Bridget A. Macaskill

Bridget A. Macaskill
President
Centennial Tax Exempt Trust

January 25, 1999

Statement of Investments December 31, 1998 (Unaudited)
Centennial Tax Exempt Trust

                                                                                        Face          Value
                                                                                       Amount       See Note 1
                                                                                    -----------    ------------

Short-Term Tax-Exempt Obligations--103.4%
Alaska--0.5%
Valdez, AK Marine Term RB, Arco Transition Project, Series A,
   3.25%, 3/12/99(1) ...........................................................    $ 8,400,000    $  8,400,000
                                                                                                   ------------
Arizona--2.2%
AZ HFAU RB, Blood Systems, Inc., 4.05%(2) ......................................      8,795,000       8,795,000
Maricopa Cnty., AZ GORB, FGIC Insured, 6.25%, 7/1/99 ...........................      2,000,000       2,031,776
Maricopa Cnty., AZ IDAU SWD RB, Rainbow Valley Landfill Project,
   Series A, 4%, 4/30/99(1) ....................................................      4,000,000       4,000,000
Phoenix, AZ Airport RRB, Series A, MBIA Insured, 5.40%, 7/1/99 .................      2,000,000       2,023,943
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, 1995 Series, 4.15%(2) ...     22,500,000      22,500,000
Tucson, AZ IDAU RB, Geronimo Building Renovation Project, 4%, 12/15/99(1) ......        965,000         965,000
                                                                                                   ------------
                                                                                                     40,315,719
                                                                                                   ------------
Arkansas--0.0%
Subiaco, AR IDV RB, Cloves Gear & Products, Inc., 4.20%(2) .....................        135,000         135,000
                                                                                                   ------------
California--7.6%
ABN AMRO Munitops Certificates, Series 1998-10, 3.35%(2)(3) ....................      1,000,000       1,000,000
Agoura Hills, CA MH RRB, Oakridge Apts. Project, 3.90%(2) ......................      2,200,000       2,200,030
Anaheim, CA HAU MH RRB, Park Vista Apts., Series A, 3.70%(2) ...................      1,000,000       1,000,000
CA CDAU Apartment Development RRB, Whispering Winds Apts.,
   Series D, 4.10%(2) ..........................................................      4,500,000       4,500,000
CA GOB Tendered Option Certificates, Series 1998A, MBIA Insured, 4.10%(2)(3) ...      3,057,000       3,057,000
CA HEAU Student Loan RB, Series C, 3.95%(2) ....................................      4,000,000       4,000,000
CA HFA RB, Series C, 3.55%, 2/1/99 .............................................      1,255,000       1,255,000
CA HFFAU RB, Pooled Loan Program, Series B, FGIC Insured, 3.60%(2) .............        500,000         500,000
CA HFFAU RRB, Catholic West Project, Series C, MBIA Insured, 3.60%(2) ..........      5,000,000       4,999,946
CA Municipal RB, Series SG89, MBIA Insured, 3.93%(2) ...........................      7,425,000       7,425,000
CA RAN, 4%, 6/30/99 ............................................................     74,210,000      74,567,869
CA Statewide CDC RB, Fibrebond, Inc., 3.90%(2) .................................      1,610,000       1,609,985
Huntington Park, CA RA MH RB, Casa Rita Apts., Series A, 3.80%(2) ..............      1,100,000       1,100,000
Los Angeles Cnty., CA Pension Obligation RRB, Series A, 3.70%(2) ...............      3,000,000       2,999,957
Los Angeles, CA Airport RB, Series SG61, 3.92%(2) ..............................      1,055,000       1,055,000
Modesto, CA Irrigation District FAU RB, Series SG66, 3.88%(2) ..................        500,000         500,000
Oceanside, CA MH RRB, Lakeridge Apts. Project, 4.25%(2) ........................      3,000,000       2,999,999
Pittsburg, CA Mortgage Obligation RRB, Series A, 4.20%(2) ......................      4,470,000       4,470,000
Riverside Cnty., CA Tax & RAN, 4.50%, 9/30/99 ..................................      5,000,000       5,056,292
Sacramento Cnty., CA RB, Trust REG D, Series A28, 3.95%(2) .....................     12,000,000      12,000,000
San Bernardino Cnty, CA Tax & RAN, 4.50%, 9/30/99 ..............................        500,000         505,715

Centennial Tax Exempt Trust

                                                                                        Face          Value
                                                                                       Amount       See Note 1
                                                                                    -----------    ------------

California (Continued)
San Francisco, CA City & Cnty. Redevelopment FAU RRB, Yerba Buena
   Garden, 3.90%(2) ............................................................    $   415,000    $    415,000
Southern CA PAU RRB, Palo Verde Project, Series B, AMBAC Insured, 3.65%(2) .....      2,400,000       2,400,000
                                                                                                   ------------
                                                                                                    139,616,793
                                                                                                   ------------
Colorado--2.2%
Arapahoe Cnty., CO MH RRB, Hunters Run Rental Housing, 4.05%(2) ................     25,600,000      25,600,000
Denver, CO City & Cnty. MH RRB, Parliament Apts. Project, 4.10%(2) .............     10,000,000      10,000,000
Superior Metropolitan District No. 3, CO GOB, 4.05%(2) .........................      5,000,000       5,000,000
                                                                                                   ------------
                                                                                                     40,600,000
                                                                                                   ------------
Delaware--1.4%
DE EDAU IDV RRB, Delaware CleanPower Project, Series A, 4.20%(2) ...............     10,000,000      10,000,000
DE EDAU IDV RRB, Delaware CleanPower Project, Series C, 4.11%(2) ...............      8,000,000       8,000,000
DE EDAU RB, Hospital Billing Project, Series A, BIG Insured, 4.25%(2) ..........      6,100,000       6,100,000
DE Transportation Authority System RRB, Sr. Lien, AMBAC Insured,
   5.25%, 7/1/99 ...............................................................        900,000         908,290
                                                                                                   ------------
                                                                                                     25,008,290
                                                                                                   ------------
Florida--7.0%
Dade Cnty., FL WSS RB, FGIC Insured, 3.10%, 1/1/99(1) ..........................      9,900,000       9,900,000
Escambia Cnty., FL HFAU RRB, Florida Convertible Centers Project,
   Series A, 3.45%(2) ..........................................................      1,200,000       1,200,000
FL BOE Capital Outlay Public Education Refunding Bonds, Series A, 3.90%(2) .....     13,230,000      13,230,000
FL HFA MH RRB, Monterey Lake Project, 3.45%(2) .................................     19,965,000      19,965,000
FL TUAU RB, Prerefunded, 7.75%, 7/1/99(1) ......................................      1,250,000       1,301,630
FL TUAU RB, Series A, FGIC Insured, 3.10%, 7/1/99(1) ...........................     14,850,000      14,850,000
Hillsboro Cnty., FL IDV PC RB, Tampa Electric Co., MBIA Insured,
   3.70%, 1/15/99(1) ...........................................................     35,590,000      35,590,000
Jacksonville, FL IDV RRB, Airport Hotel Project, 4%(2) .........................      3,000,000       3,000,000
Orange Cnty., FL Housing FAU MH RRB, Monterey Project, Series B, 4.25%(2) ......      4,740,000       4,740,000
Putnam Cnty., FL PC DAU RRB, Seminole Electric Co-op, Series D,
   2.85%, 6/15/99(1) ...........................................................     20,000,000      20,000,000
St. Lucie Cnty., FL RB, Florida Power & Light, 3.25%, 3/12/99(1) ...............      5,000,000       5,000,000
                                                                                                   ------------
                                                                                                    128,776,630
                                                                                                   ------------

Centennial Tax Exempt Trust

                                                                                        Face          Value
                                                                                       Amount       See Note 1
                                                                                    -----------    ------------

Georgia--3.7%
Atlanta, GA Urban Residential FAU MH RB, New Community East Lake
   Project, 4.15%(2) ...........................................................    $ 2,000,000    $  2,000,000
Cobb Cnty., GA HAU MH RRB, Terrell Mill Project, 4.15%(2)(3) ...................      9,400,000       9,400,000
Fulton Cnty., GA DAU RB, Georgia Tech Athletic Assn., Inc., 4%(2) ..............      3,000,000       3,000,000
Fulton Cnty., GA DAU RB, Lovett School Project, 4%(2) ..........................      3,000,000       3,000,000
Fulton Cnty., GA DAU RB, Robert W. Woodruff Arts Project, 4%(2) ................      2,000,000       2,000,000
Fulton Cnty., GA Residential Care Facilities RB, Canterbury Court Project,
   Series A, 4%(2) .............................................................      2,255,000       2,255,000
GA GOB, Series 1995B, 4.15%(2) .................................................     11,880,000      11,880,000
Gainesville, GA RA RB, Riverside Military Academy, 4.10%(2) ....................     10,000,000      10,000,000
Roswell, GA HAU MH RRB, Oxford Project, 4.10%(2) ...............................     23,610,000      23,610,000
                                                                                                   ------------
                                                                                                     67,145,000
                                                                                                   ------------
Idaho--0.1%
Custer Cnty., ID IDV SWD RB, Hecla Mining Co. Project, 4.20%(2) ................      1,000,000       1,000,000
                                                                                                   ------------
Illinois--6.1%
ABN AMRO Munitops Certificates/Chicago, IL, Trust 1998-3, 4.657%(2)(3) .........      8,735,000       8,735,000
Chicago, IL Lakefront Millennium Parking Facilities, 3.25%, 4/1/99(1) ..........     22,495,000      22,495,000
Elk Grove Village, IL IDV RB, La Quinta Motor Inns, Inc., 3.65%(2) .............      2,300,000       2,300,000
IL Educational FA RB, National-Louis University, 3.95%(2) ......................      6,200,000       6,200,000
IL HFAU RB, Delnor Community Hospital Project, Prerefunded, 8%, 5/15/99(1) .....      7,000,000       7,257,229
IL HFAU RB, Lake Forest Hospital Project, 4.25%(2) .............................     10,565,000      10,565,000
IL HFAU RRB, Advocate Health Care, Series B, 4%(2) .............................     25,540,000      25,540,000
IL IDAU RRB, SuperValu Stores, Inc. Project, 3.95%(2) ..........................      5,000,000       5,000,000
IL Student Assistance Commission Student Loan RB, Series A, 3.80%(2) ...........     14,960,000      14,960,000
Lakemoor Village, IL MH Mtg. RB, Lakemoor Apts. Project, Series A,
   3.65%, 1/27/99(1) ...........................................................      4,595,486       4,595,486
West Chicago, IL IDV RRB, Liquid Container Project, 4.05%(2) ...................      3,810,000       3,810,000
                                                                                                   ------------
                                                                                                    111,457,715
                                                                                                   ------------
Indiana--4.1%
Dyer, IN HCF RRB, Regency Place, Series A-1, 4.20%(2) ..........................      3,315,000       3,315,000
Fort Wayne, IN HCF RRB, Health Quest, Series X-A, 4.20%(2) .....................      3,215,000       3,215,000
Gary, IN Industrial Environmental Improvement RB, U.S. Steel Corp.
   Project, 3.50%(2) ...........................................................      1,000,000       1,000,000
IN MPA RB, Power Supply System, MBIA Insured, 4.08%(2) .........................     13,600,000      13,600,000
Indianapolis, IN HCF RRB, Health Quest, Series A, 4.20%(2) .....................      3,980,000       3,980,000
Indianapolis, IN Local Public Improvement Revenue Nts., Series F,
   3.50%, 7/12/99 ..............................................................     14,025,000      14,064,807

Centennial Tax Exempt Trust

                                                                                        Face          Value
                                                                                       Amount       See Note 1
                                                                                    -----------    ------------

Indiana (Continued)
Indianapolis, IN Multifamily RB, Camby Housing Partners Project, 3.32%(2) ......    $ 5,400,000    $  5,400,000
Marion Cnty., IN HA Hospital Facility RB, Indianapolis Osteopathic, 4.05%(2) ...      2,810,000       2,810,000
Merrillville, IN HCF RRB, Southlake, Series A-1, 3.95%(2) ......................      4,110,000       4,110,000
Rockport, IN PC RRB, Indiana & Michigan Electric Co. Project,
   Series A, 4.05%(2) ..........................................................     13,000,000      13,000,000
South Bend, IN HCF RRB, Fountainview, Series A-1, 3.95%(2) .....................      3,135,000       3,135,000
St. Joseph Cnty., IN HA SPO Bonds, Madison Center, Inc. Project, 4.05%(2) ......      6,420,000       6,420,000
St. Joseph Cnty., IN Industrial Educational Facilities RB, Holy Cross
   College, 4.05%(2) ...........................................................      1,130,000       1,130,000
                                                                                                   ------------
                                                                                                     75,179,807
                                                                                                   ------------
Kansas--1.4%
Burlington, KS Environmental Improvement RRB, K C Power & Light Co.
   Project, Series B, 4.10%(2) .................................................     19,800,000      19,800,000
Manhattan, KS Industrial RRB, Parker Hannifin, Inc. Project, 4.10%(2) ..........      6,000,000       6,000,000
Ottawa, KS IDV RB, Laich Industries Project, 4.20%(2) ..........................        525,000         525,000
                                                                                                   ------------
                                                                                                     26,325,000
                                                                                                   ------------
Kentucky--0.8%
Jamestown, KY Industrial Building RB, Union Underwear Co., 3.75%(2) ............      1,000,000       1,000,000
KY Asset/Liability Commission General Fund Tax & RAN, Series A,
   4.50% 6/25/99 ...............................................................      5,000,000       5,026,656
KY Asset/Liability Commission General Fund Tax & RAN, Series B, 4%, 6/25/99 ....      9,000,000       9,028,249
                                                                                                   ------------
                                                                                                     15,054,905
                                                                                                   ------------
Maryland--1.1%
MD Department of Transportation RB, Prerefunded, Second Issue,
   6.80%, 11/1/99(1) ...........................................................      3,155,000       3,314,150
MD Health & HEFAU RB, Mercy Medical Center, Prerefunded, 8%, 7/1/99(1) .........      6,500,000       6,788,148
MD Health & HEFAU RB, University of Maryland Pooled Loan Program,
   Series B, 3.75%(2) ..........................................................        985,000         985,000
Montgomery Cnty., MD MH Opportunities Commission RB,
   Oakwood-A-Remarket, 4.05%(2) ................................................     10,000,000      10,000,000
                                                                                                   ------------
                                                                                                     21,087,298
                                                                                                   ------------

Centennial Tax Exempt Trust

                                                                                        Face          Value
                                                                                       Amount       See Note 1
                                                                                    -----------    ------------

Massachusetts--3.2%
MA CMWLTH General Obligation Consolidation Loan, 3.70%, 1/15/99(1) .............    $15,245,000    $ 15,245,000
MA Health & Education FA RRB, Boston University, Series H, 3%, 8/25/99(1) ......     22,500,000      22,500,000
MA Municipal Wholesale Electric Co. Power Supply System RRB, Series C,
   MBIA Insured, 3.90%(2) ......................................................     10,000,000      10,000,000
MA Water Resource Authority Multi-Modal RRB, Sub. Lien, Series D,
   FGIC Insured, 3.90%(2)(4) ...................................................     10,000,000      10,000,000
North Andover Town, MA Industrial RB, Atlee-Oak Realty Trust
   of Delaware, Inc., 4.28%(2) .................................................        350,000         350,000
                                                                                                   ------------
                                                                                                     58,095,000
                                                                                                   ------------
Michigan--0.7%
Madison Heights, MI ED RB, Red Roof Inns Project, 3.14%(2) .....................      1,000,000       1,000,000
MI Hospital FAU RRB, Mount Clemens General Hospital, 4%(2) .....................      9,220,000       9,220,000
MI Job DAU RB, East Lansing Residence Associates Project, 3.05%(2) .............      1,900,000       1,900,000
                                                                                                   ------------
                                                                                                     12,120,000
                                                                                                   ------------
Minnesota--2.1%
Blaine, MN IDV RRB, SuperValu Stores, Inc. Project, 3.95%(2) ...................      5,500,000       5,500,000
Burnsville, MN CD RB, SuperValu Stores, Inc. Project, Series 83, 3.95%(2) ......      5,500,000       5,500,000
Dakota Cnty., MN MH & Redevelopment Mtg. RB, Westwood Ridge
   Rental Housing Project, Series A, 4%(2) .....................................      4,000,000       4,000,000
Maplewood, MN CD RRB, 5.27%(2) .................................................        235,000         235,000
Minneapolis, MN CD RRB, Minnehaha/Lake Partners Project, 3.55%(2) ..............      2,750,000       2,750,000
New Ulm, MN Hospital Facilities RB, Health Center Systems, 3.85%(2) ............      2,200,000       2,200,000
North Suburban Hospital District, MN RB, Anoka & Ramsey Cntys
   Hospital Health Center, 3.85%(2) ............................................      3,300,000       3,300,000
St. Paul, MN Housing & Redevelopment Authority RB, Science Museum
   of Minnesota, Series B, 3.95%(2) ............................................      5,600,000       5,600,000
St. Paul, MN POAU Tax Increment RB, Westgate Office & Industrial
   Center Project, 3.85%(2) ....................................................     10,300,000      10,300,000
                                                                                                   ------------
                                                                                                     39,385,000
                                                                                                   ------------
Montana--1.8%
MT Board Investment RR RB, Colstrip Project, 4.05%(2) ..........................      3,000,000       3,000,000
MT Tax & RAN, 3.50%, 6/30/99 ...................................................     30,000,000      30,102,181
                                                                                                   ------------
                                                                                                     33,102,181
                                                                                                   ------------

Centennial Tax Exempt Trust

                                                                                        Face          Value
                                                                                       Amount       See Note 1
                                                                                    -----------    ------------

Nevada--1.1%
NV Municipal Securities Trust Receipts, Series SG 114, 4.10%(2) ................    $20,350,000    $ 20,350,000
                                                                                                   ------------
New Hampshire--1.4%
NH Business PCFAU RRB, Series 1990-A, 3.45%, 5/4/99(1) .........................     25,000,000      25,000,000
                                                                                                   ------------
New Jersey--4.9%
NJ EDAU Manufacturing Facilities RB, Commerce Center Project, 3.90%(2) .........      3,700,000       3,700,019
NJ Tax & RAN, 3.35%, 2/9/99(1) .................................................     25,000,000      25,000,000
NJ Tax & RAN, 3.35%, 2/16/99(1) ................................................     20,000,000      20,000,000
NJ Tax & RAN, 3.35%, 2/17/99(1) ................................................     40,000,000      40,000,000
Passaic Valley, NJ Water Commission RB, Sub-System, Series A, 4%, 11/16/99 .....      2,000,000       2,014,802
                                                                                                   ------------
                                                                                                     90,714,821
                                                                                                   ------------
New Mexico--0.5%
Albuquerque, NM Gross Receipts Tax RRB, MBIA Insured, 5%, 7/1/99 ...............      2,445,000       2,466,970
NM Tax & RAN, Series A, 3.75%, 6/30/99 .........................................      7,000,000       7,026,198
                                                                                                   ------------
                                                                                                      9,493,168
                                                                                                   ------------
New York--13.7%
Battery Park City Authority, NY RB, Prerefunded, 7.70%, 5/1/99(1) ..............      3,550,000       3,672,634
Buffalo, NY RAN, Series A, 3.75%, 7/27/99 ......................................        500,000         502,096
Erie Cnty., NY RAN, 4%, 10/13/99 ...............................................      7,800,000       7,859,117
Franklin Cnty., NY IDA RAN, McAdam Cheese Co. Project, 4.10%(2) ................        600,000         600,000
Great Neck, NY Unified Free SDI TAN, 3.75%, 6/30/99 ............................      9,000,000       9,023,590
Greystone Tax Exempt Cerificates RB, Trust 1998-1, Sr. Certificate
   Beneficial Ownership, 3.72%(2) ..............................................     30,800,000      30,800,000
L.I. PAU Electric System Sub. RB, 3.10%, 3/18/99(1) ............................     20,000,000      20,000,000
L.I. PAU Electric System Sub. RB, 3.15%, 3/10/99(1) ............................     34,000,000      34,000,000
NYC HDC MH RB, James Tower Development, Series A, 3.80%(2) .....................        600,000         600,013
NYC Health & Hospital Corp. RB, Series D, 3.80%(2) .............................      1,500,000       1,500,000
NYC IDA Civic Facility RB, Columbia Grammar School Project, 3.75%(2) ...........        900,000         899,984
NYC MTAU RB, 3.10%, 2/9/99(1) ..................................................      7,000,000       7,000,000
NYC MTAU Transportation Facilities RB, Series SG3 6, 3.10%, 1/1/99(1) ..........     10,200,000      10,200,000
NYC Municipal Assistance Corp. RRB, Series G, 4.10%, 7/1/99 ....................     10,000,000      10,038,703
NYC Trust Cultural Resource RB, Soloman R. Guggenheim, Series B, 5%(2) .........        650,000         650,000
NYC Trust Cultural Resource RRB, American Museum of Natural History,
   Series A, MBIA Insured, 3.80%(2) ............................................      1,000,000       1,000,000
NYS DA COP, Rockefeller University, 4.10%(2) ...................................        500,000         500,012
NYS DA RB, Memorial Sloan Kettering Cancer Center, 3.15%, 2/1/99(1) ............      2,000,000       2,000,000
NYS Environmental Quality GOB, 3%, 3/1/99(1) ...................................      1,250,000       1,250,000
NYS ERDAUEF RB, L.I. Lighting Co., Series A, 3.55%(2) ..........................        300,000         300,001
NYS ERDAUEF RB, L.I. Lighting Co., Series A, 3.85%(2) ..........................        100,000         100,001
NYS ERDAUEF RB, L.I. Lighting Co., Series B, 3.55%(2) ..........................        530,000         530,000

Centennial Tax Exempt Trust

                                                                                        Face          Value
                                                                                       Amount       See Note 1
                                                                                    -----------    ------------

New York (Continued)
NYS ERDAUEF RB, L.I. Lighting Co., Series B, 4.10%(2) ..........................    $   770,000    $    770,002
NYS ERDAUPC RB, NYS Electric & Gas Corp., Series B, 3.20%, 10/15/99(1) .........        700,000         700,000
NYS ERDAUPC RB, NYS Electric & Gas Corp., Series D, 3%, 12/1/99(1) .............      5,500,000       5,500,000
NYS ERDAUPC RRB, NYS Electric & Gas Corp., Series B, 5.05%(2) ..................        800,000         800,000
NYS HFA RB, Normandie Court I Project, 4.10%(2) ................................      3,410,000       3,410,007
NYS LGAC RB, Series A, 3.90%(2) ................................................      1,800,000       1,799,987
NYS LGAC RB, Series SG100, MBIA Insured, 4.10%(1)(2) ...........................     10,420,000      10,420,000
NYS LGAC RB, Series SG99, MBIA Insured, 4.10%(1)(2) ............................     29,195,000      29,195,000
NYS MAG RB, Series PT217, 3.15%, 5/6/99(1) .....................................      5,625,000       5,625,000
NYS PAU RB, Series SG4, 4.10%(2) ...............................................      2,295,000       2,295,001
NYS TBTAU Beneficial Interest COP, MBIA Insured, 3.50%, 1/15/99(1) .............      3,300,000       3,300,000
NYS UDC RB, Correctional Capital Facilities, Prerefunded, Series 1,
   FSA Insured, 7.50%, 1/1/00(1) ...............................................      1,000,000       1,061,668
NYS Empire UDC RB, Series A, 4.10%(2) ..........................................     10,255,000      10,255,000
PAUNYNJ SPO Bonds, Series SG94, 4.13%(2) .......................................        600,000         600,006
Suffolk Cnty., NY TAN, Series II, 4%, 9/9/99 ...................................     33,000,000      33,142,588
                                                                                                   ------------
                                                                                                    251,900,410
                                                                                                   ------------
North Carolina--0.4%
NC GOUN, Series A, 4.75%, 4/1/99 ...............................................      8,000,000       8,037,823
                                                                                                   ------------
Ohio--0.9%
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 3%, 6/15/99(1) ..............      3,625,000       3,625,000
Marion Cnty., OH Hospital RB, Pooled Lease Program, 4.05%(2) ...................      5,985,000       5,985,000
Miami Valley, OH Tax-Exempt Mtg. Trust RB, Series 86, 4.88%, 10/15/99(1) .......      2,660,000       2,660,000
Scioto Cnty., OH HCF RB, Hill View Retirement Center,
    3%, 6/1/99(1) ..............................................................      2,675,000       2,675,000
Warren Cnty., OH IDV RRB, Liquid Container Project, 4.05%(2) ...................      1,670,000       1,670,000
                                                                                                   ------------
                                                                                                     16,615,000
                                                                                                   ------------
Oklahoma--1.1%
Cleveland Cnty., OK Public Facilities RB, Hunt Development Project,
   Series A, 4%(2) .............................................................      1,000,000       1,000,000
Creek Cnty., OK IDV RRB, Indiana Glass, 3%, 6/1/99(2) ..........................      1,795,000       1,795,000
Mid-West, OK Tax-Exempt Mtg. Board Trust RB, 3.15%(2) ..........................        720,000         720,000
OK Industrial Authority RB, Casady School Project, 3.135%(2) ...................      6,500,000       6,500,000
Tulsa, OK IDAU RB, Indian Health Care Project, 4.05%(2) ........................      3,100,000       3,100,000
Tulsa, OK Industrial Authority RB, 3.35%(2) ....................................      6,500,000       6,500,000
                                                                                                   ------------
                                                                                                     19,615,000
                                                                                                   ------------

Centennial Tax Exempt Trust

                                                                                        Face          Value
                                                                                       Amount       See Note 1
                                                                                    -----------    ------------

Oregon--0.5%
Hillsboro, OR RB, Oregon Graduate Institute, 4.10%(2) ..........................    $ 6,100,000    $  6,100,000
OR Economic & IDV Commission RB, Eagle-Picher Industries Project, 3.85%(2) .....      3,600,000       3,600,000
                                                                                                   ------------
                                                                                                      9,700,000
                                                                                                   ------------
Pennsylvania--1.6%
Butler Cnty., PA IDAU RRB, Lutheran Welfare, Series A, 2.95%, 11/1/99(1) .......      6,185,000       6,185,000
Monroe Cnty., PA HA RB, Pocono Medical Center, Series C, 4.05%(2) ..............      2,920,000       2,920,000
Montgomery Cnty., PA IDAU RB, Quaker Chemical Corp. Project, 3.50%(2) ..........      1,600,000       1,600,000
PA HEFAU RB, Assn. Independent Colleges & Universities, Series C1,
   4%, 11/1/99(1) ..............................................................      1,700,000       1,713,812
PA HEFAU RB, Assn. Independent Colleges & Universities, Series C2,
   4%, 11/1/99(1) ..............................................................      4,500,000       4,536,560
PA HEFAU RB, Assn. Independent Colleges & Universities, Series C6,
   4%, 11/1/99(1) ..............................................................      3,000,000       3,024,373
PA HEFAU RB, CICU Financing Program, Series B1, 2.95%, 11/1/99(1) ..............      2,900,000       2,900,000
PA HEFAU RB, CICU Financing Program, Series B4, 2.95%, 11/1/99(1) ..............      2,500,000       2,500,000
PA HEFAU RB, CICU Financing Program, Series B6, 2.95%, 11/1/99(1) ..............      2,000,000       2,000,000
PA HEFAU RB, CICU Financing Program, Series B8, 2.95%, 11/1/99(1) ..............      2,950,000       2,950,000
                                                                                                   ------------
                                                                                                     30,329,745
                                                                                                   ------------
South Carolina--2.0%
Charleston Center Tax-Exempt Bonds, Grantor Trust No. 2, 3.10%, 5/1/99(1) ......      4,407,500       4,407,500
Charleston Center Tax-Exempt Bonds, Grantor Trust No. 3, 2.95%, 7/1/99(1) ......      9,452,500       9,452,500
Charleston Center Tax-Exempt Bonds, Grantor Trust No. 6, 3.35%(1)(2) ...........      8,075,000       8,075,000
SC Public Service Authority RB, Series 182, MBIA Insured, 4.15%(2) .............     14,850,000      14,850,000
                                                                                                   ------------
                                                                                                     36,785,000
                                                                                                   ------------
South Dakota--1.7%
Grant Cnty., SD PC RRB, Otter Tail Power Co. Project, 3.55%(2) .................     10,400,000      10,400,000
SD Health & Educational Facilities RB, Sioux Valley Hospital Issue, 3.55%(2) ...     21,400,000      21,400,000
                                                                                                   ------------
                                                                                                     31,800,000
                                                                                                   ------------
Tennessee--2.1%
Clarksville, TN Public Building Authority RB, Pooled Financing-Tennessee
   Municipal Bond Fund, 4.05%(2) ...............................................      9,500,000       9,500,000
Fayetteville & Lincoln, TN IDV Board RB, V.A.W. of America, 4.20%(2) ...........      2,000,000       2,000,000
Knox Cnty., TN IDV Board RB, Weisgarber Partners, FGIC Insured, 3.50%(2) .......      3,000,000       3,000,000
Montgomery Cnty., TN Public Building Authority RB, Tennessee
   County Loan, 4.05%(2) .......................................................     25,000,000      25,000,000
                                                                                                   ------------
                                                                                                     39,500,000
                                                                                                   ------------

Centennial Tax Exempt Trust

                                                                                        Face          Value
                                                                                       Amount       See Note 1
                                                                                    -----------    ------------

Texas--14.8%
ABN AMRO Munitops Certificates, Series 1998-19, 3.10%, 6/9/99(1) ...............    $ 8,000,000    $  8,000,000
Austin, TX IDV Corp. RRB, Scarbrough Building Project, 2.90%(2) ................         65,000          65,000
Austin, TX IDV Corp. RRB, Scarbrough Building Project, 4.05%(2) ................      4,300,000       4,300,000
Austin, TX RRB, Prerefunded, Series B, 7%, 9/1/99(1) ...........................      1,000,000       1,023,671
De Soto, TX IDAU RRB, National Service Industries, Inc. Project, 4.10%(2) ......      7,150,000       7,150,000
Harris Cnty., TX Criminal Justice Center RB, Series SG96,
   FGIC Insured, 4.10%(2) ......................................................      7,475,000       7,475,000
Harris Cnty., TX Toll Road COP, 3.40%(2) .......................................      9,900,000       9,900,000
Hockley Cnty., TX IDV Corp. PC RB, Amoco Project-Standard Oil Co.,
   3.60%, 3/1/99(1) ............................................................     25,250,000      25,250,000
Houston, TX Airport Commercial Paper, 3.45%, 1/14/99(1) ........................      3,100,000       3,100,000
Houston, TX WSS RB, Series SG120, 4.10%(2) .....................................     37,600,000      37,600,000
San Antonio, TX Electric & Gas RRB, Series G-101, 4.10%(2) .....................     20,000,000      20,000,000
San Antonio, TX Electric & Gas RRB, Series SG105, 3.60%(2) .....................     20,000,000      20,000,000
TX Gulf Coast Waste Disposal Authority RRB, Armco Inc. Project, 4.05%(2) .......      6,000,000       6,000,000
TX Gulf Coast Waste Disposal Authority Texas Environmental Improvement RB,
   Amoco Oil Co. Project, 3.45%, 3/1/99(1) .....................................      7,000,000       7,000,000
TX Tax & RAN, 4.50%, 8/31/99 ...................................................     93,000,000      93,764,448
TX TUAU RB, Dallas Northtollway, Series SG70, 4.10%(2) .........................     15,325,000      15,325,000
Yoakum Cnty., TX IDV PC RB, Amoco Project, 3%, 5/1/99(1) .......................      5,265,000       5,265,000
                                                                                                   ------------
                                                                                                    271,218,119
                                                                                                   ------------
Utah--3.7%
UT HFA MH RRB, Candlestick Apts. Project, 4%(2) ................................      6,400,000       6,400,000
UT Intermountain Power Agency RRB, Series E, AMBAC Insured,
   3.30%, 3/15/99(1) ...........................................................     24,000,000      24,000,000
UT Intermountain Power Agency RRB, Series F, AMBAC Insured,
   3.30%, 3/15/99(1) ...........................................................     37,700,000      37,700,000
                                                                                                   ------------
                                                                                                     68,100,000
                                                                                                   ------------
Vermont--0.0%
VT IDAU RB, Sherbern Corp., Series 1998, 4.28%(2) ..............................        520,000         520,000
                                                                                                   ------------
Virginia--0.2%
Henry Cnty., VA IDAU RB, Amfibe, Inc. Project, 2.94%(2) ........................        100,000         100,000
Henry Cnty., VA IDAU RB, Amfibe, Inc. Project, 4.15%(2) ........................      2,900,000       2,900,000
                                                                                                   ------------
                                                                                                      3,000,000
                                                                                                   ------------

Centennial Tax Exempt Trust

                                                                                        Face             Value
                                                                                       Amount          See Note 1
                                                                                    -----------      --------------

Washington--2.3%
Port Longview, WA IDV RB, Longview Fibre Co. Project, 4%(2) ....................    $ 5,000,000      $    5,000,000
Redmond, WA Public Corp. Industrial RRB, Genie Industries, Lot 1, 4%(2) ........        960,000             960,000
Redmond, WA Public Corp. Industrial RRB, Genie Industries, Lot 2, 4%(2) ........      1,675,000           1,675,000
Seattle, WA IDV Corp. RB, 3.80%(2) .............................................      4,050,000           4,050,000
WA GORB, Series 1995C, 4.15%(2) ................................................     13,710,000          13,710,000
WA GORB, Series 1995C, AT-8 & R-95B, 5.50%, 7/1/99 .............................      2,000,000           2,024,919
WA GORB, Series R-94A, 4.40%, 8/1/99 ...........................................     10,000,000          10,053,601
WA PP Supply System RRB, Nuclear Project No. 1, Prerefunded, Series A,
   7.50%, 7/1/99(1) ............................................................      4,650,000           4,834,022
                                                                                                     --------------
                                                                                                         42,307,542
                                                                                                     --------------
Wisconsin--0.4%
Milwaukee, WI GOUN, Series BY, 6.60%, 6/15/99 ..................................      1,250,000           1,267,979
WI GOUN, Series G, 6.30%, 5/1/99 ...............................................      1,000,000           1,009,707
WI Transportation RB, Prerefunded, Series A, 6.25%, 7/1/99(1) ..................      5,000,000           5,169,482
                                                                                                     --------------
                                                                                                          7,447,168
                                                                                                     --------------
Wyoming--0.6%
Lincoln Cnty., WY PC RRB, Pacificorp Project, 3.25%, 4/8/99(1) .................      4,200,000           4,200,000
Uinta Cnty., WY Hospital Facilities RRB, IHC Hospitals Inc., Prerefunded,
   7.25%, 2/15/99(1) ...........................................................      7,350,000           7,530,842
                                                                                                     --------------
                                                                                                         11,730,842
                                                                                                     --------------
U.S. Possessions--3.5%
PR CMWLTH, Tax & RAN, 3.50%, 7/30/99 ...........................................     63,500,000          63,734,339
                                                                                                     --------------

Total Investments, at Value ....................................................          103.4%      1,900,703,315
Liabilities in Excess of Other Assets ..........................................           (3.4)        (62,202,546)
                                                                                    -----------      --------------
Net Assets .....................................................................          100.0%     $1,838,500,769
                                                                                    ===========      ==============

Centennial Tax Exempt Trust

To simplify the listings of securities, abbreviations are used per the table below:

BOE    --Board of Education
CD     --Commercial Development
CDAU   --Communities Development Authority
CDC    --Community Development Corp.
CMWLTH --Commonwealth
COP    --Certificates of Participation
DA     --Dormitory Authority
DAU    --Development Authority
ED     --Economic Development
EDAU   --Economic Development Authority
ERDAUEF--Energy Research & Development Authority Electric Facilities
ERDAUPC--Energy Research & Development Authority Pollution Control
FA     --Facilities Authority
FAU    --Finance Authority
GOB    --General Obligation Bonds
GORB   --General Obligation Refunding Bonds
GOUN   --General Obligation Unlimited Nts.
HA     --Hospital Authority
HAU    --Housing Authority
HCF    --Health Care Facilities
HDC    --Housing Development Corp.
HEAU   --Higher Education Authority
HEFAU  --Higher Educational Facilities Authority
HFA    --Housing Finance Agency
HFAU   --Health Facilities Authority
HFFAU  --Health Facilities Finance Authority
IDA    --Industrial Development Agency
IDAU   --Industrial Development Authority
IDV    --Industrial Development
LGAC   --Local Government Assistance Corp.
L.I.   --Long Island
MAG    --Mtg. Agency
MH     --Multifamily Housing
MPA    --Municipal Power Agency
MTAU   --Metropolitan Transportation Authority
NYC    --New York City
NYS    --New York State
PAU    --Power Authority
PAUNYNJ--Port Authority of New York & New Jersey
PC     --Pollution Control
PCFAU  --Pollution Control Finance Authority
POAU   --Port Authority
PP     --Public Power
RA     --Redevelopment Agency
RAN    --Revenue Anticipation Nts.
RB     --Revenue Bonds
RR     --Resource Recovery
RRB    --Revenue Refunding Bonds
SDI    --School District
SPO    --Special Obligations
SWD    --Solid Waste Disposal
TAN    --Tax Anticipation Nts.
TBTAU  --Triborough Bridge & Tunnel Authority
TUAU   --Turnpike Authority
UDC    --Urban Development Corp.
WSS    --Water & Sewer System

1. Put obligation redeemable at full face value on the date reported.

2. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31,1998. The instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $22,192,000 or 1.21% of the Trust's net assets as of December 31, 1998.


See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities December 31, 1998 (Unaudited)
Centennial Tax Exempt Trust

ASSETS
Investments, at value (cost $1,900,703,315)--see accompanying statement .............     $1,900,703,315
Cash ................................................................................          9,260,204
Receivables and other assets:
  Shares of beneficial interest sold ................................................         35,312,476
  Interest ..........................................................................         15,257,009
  Other .............................................................................             79,799
                                                                                         ---------------
    Total assets ....................................................................      1,960,612,803
                                                                                         ---------------

LIABILITIES
Payables and other liabilities:
   Investments purchased ............................................................        103,271,898
   Shares of beneficial interest redeemed ...........................................         18,406,566
   Service plan fees ................................................................            201,193
   Transfer and shareholder servicing agent fees ....................................             69,830
  Other .............................................................................            162,547
                                                                                         ---------------
    Total liabilities ...............................................................        122,112,034
                                                                                         ---------------
NET ASSETS ..........................................................................     $1,838,500,769
                                                                                         ===============

COMPOSITION OF NET ASSETS
Paid-in capital .....................................................................     $1,839,007,616
Accumulated net realized loss on investment transactions ............................           (506,847)
                                                                                         ---------------

NET ASSETS--applicable to 1,839,023,584 shares of beneficial interest outstanding ...     $1,838,500,769
                                                                                         ===============

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE ......................              $1.00


See accompanying Notes to Financial Statements.

Statement of Operations For the Six Months Ended December 31, 1998 (Unaudited) Centennial Tax Exempt Trust

INVESTMENT INCOME--Interest ..................................       $32,104,945
                                                                     -----------

EXPENSES
Management fees--Note 3 ......................................         3,991,521
Service plan fees--Note 3 ....................................         1,899,288
Transfer and shareholder servicing agent fees--Note 3 ........           359,543
Registration and filing fees .................................            79,232
Custodian fees and expenses ..................................            72,987
Shareholder reports ..........................................            49,523
Legal, auditing and other professional fees ..................            18,683
Trustees' fees and expenses ..................................            11,806
Other ........................................................             8,242
                                                                     -----------
  Total expenses .............................................         6,490,825
                                                                     -----------
NET INVESTMENT INCOME ........................................        25,614,120
                                                                     -----------
NET REALIZED GAIN ON INVESTMENTS .............................            76,008
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........       $25,690,128
                                                                     ===========


See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
Centennial Tax Exempt Trust

                                                         Six Months Ended
                                                         December 31, 1998      Year Ended
                                                            (Unaudited)       June 30, 1998
                                                          ---------------    ---------------
OPERATIONS
Net investment income .................................   $    25,614,120    $    56,209,459
Net realized gain (loss) ..............................            76,008           (569,188)
                                                          ---------------    ---------------
Net increase in net assets resulting from operations ..        25,690,128         55,640,271
                                                          ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS ...........       (25,614,120)       (56,328,253)
                                                          ---------------    ---------------

BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
  beneficial interest transactions--Note 2 ............         9,439,000        180,927,614
                                                          ---------------    ---------------

NET ASSETS
Total increase ........................................         9,515,008        180,239,632
Beginning of period ...................................     1,828,985,761      1,648,746,129
                                                          ---------------    ---------------
End of period .........................................   $ 1,838,500,769    $ 1,828,985,761
                                                          ===============    ===============


See accompanying Notes to Financial Statements.

Financial Highlights
Centennial Tax Exempt Trust

                                               Six Months Ended                       Year Ended June 30,
                                                 December 31,      -------------------------------------------------------
                                               1998 (Unaudited)      1998        1997        1996        1995        1994
                                               ----------------    -------     -------     -------     -------     -------
PER SHARE OPERATING DATA
Net asset value, beginning of period ........        $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
Income from investment operations--
  net investment income and net
  realized gain .............................          .01            .03         .03         .03         .03         .02
Dividends and distributions to shareholders .         (.01)          (.03)       (.03)       (.03)       (.03)       (.02)
                                                    ------         ------      ------      ------      ------      ------
Net asset value, end of period ..............        $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
                                                    ======         ======      ======      ======      ======      ======

TOTAL RETURN(1) .............................         1.39%          3.12%       3.01%       3.16%       3.17%       1.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions) .....       $1,839         $1,829      $1,649      $1,426      $1,315      $1,039
Average net assets (in millions) ............       $1,887         $1,832      $1,591      $1,473      $1,127      $1,057
Ratios to average net assets:
Net investment income .......................         2.69%(2)       3.07%       2.95%       3.12%       3.13%       1.87%
Expenses(3) .................................         0.68%(2)       0.69%       0.72%       0.72%       0.73%       0.76%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

2. Annualized.

3. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Trust. Prior year expense ratios have not been adjusted.


See accompanying Notes to Financial Statements.

Notes to Financial Statements (Unaudited)
Centennial Tax Exempt Trust

1. Significant Accounting Policies

Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from Federal income taxes that is consistent with low capital risk and the maintenance of liquidity by investing in short-term municipal securities. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Investment Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders. The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

Centennial Tax Exempt Trust

2. Shares of Beneficial Interest

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                 Six Months Ended December 31, 1998        Year Ended June 30, 1998
                                 ---------------------------------    ---------------------------------
                                     Shares            Amount              Shares             Amount
                                 --------------    ---------------    --------------    ---------------
Sold .........................    2,701,031,121    $ 2,701,031,121     5,609,068,596    $ 5,609,068,596
Dividends and distributions
  reinvested .................       26,875,294         26,875,294        55,170,917         55,170,917
Redeemed .....................   (2,718,467,415)    (2,718,467,415)   (5,483,311,899)    (5,483,311,899)
                                 --------------    ---------------    --------------    ---------------
Net increase .................        9,439,000    $     9,439,000       180,927,614    $   180,927,614
                                 ==============    ===============    ==============    ===============

3. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; 0.40% of the next $250 million of net assets; 0.375% of the next $250 million of net assets; 0.35% of the next $500 million of net assets and 0.325% of net assets in excess of $2 billion. Furthermore, under Tax Exempt Trust's Agreement, when the value of Tax Exempt Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates, but in no event shall the annual fee be less than $0. The Trust's management fee for the six months ended December 31, 1998 was 0.42% of the average annual net assets for the Trust.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust and other Oppenheimer funds. SSI's total costs of providing such services are allocated ratably to these funds.

Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other institutions. During the six months ended December 31, 1998, the Trust paid $9,462 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

Centennial Tax Exempt Trust

Officers and Trustees
James C. Swain, Chairman and Chief Executive Officer
Bridget A. Macaskill, Trustee and President
Robert G. Avis, Trustee
William A. Baker, Trustee
Charles Conrad, Jr., Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Ned M. Steel, Trustee
George C. Bowen, Trustee, Vice President, Treasurer and Assistant Secretary Andrew J. Donohue, Vice President and Secretary
Michael J. Carbuto, Vice President
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor and Distributor
Centennial Asset Management Corporation

Transfer and Shareholder Servicing Agent
Shareholder Services, Inc.

Custodian of Portfolio Securities
Citibank, N.A.

Independent Auditors
Deloitte & Touche LLP

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Trust without examination of the independent auditors.

This is a copy of a report to shareholders of Centennial Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial Tax Exempt Trust. For material information concerning the Trust, see the Prospectus.

For shareholder servicing, call:
1-800-525-9310 (in U.S.)
303-671-3200 (outside U.S.)

Or write:
Shareholder Services, Inc.
P.O. Box 5143
Denver, CO 80217-5143


RS0160.001.1298 [RECYCLE LOGO] Printed on recycled paper